Exhibit 99.1

World Omni Auto Receivables Trust 2023-A

Monthly Servicer Certificate

January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	664,204,324.23	34,067
Yield Supplement Overcollateralization Amount 12/31/23	61,270,887.88	0
Receivables Balance 12/31/23	725,475,212.11	34,067
Principal Payments	27,033,911.05	775
Defaulted Receivables	1,014,387.18	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	58,116,040.30	0
Pool Balance at 01/31/24	639,310,873.58	33,254

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.45%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	8,096,525.44	309
Past Due 61-90 days	3,136,652.57	111
Past Due 91-120 days	497,671.06	20
Past Due 121+ days	0.00	0
Total	11,730,849.07	440

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	707,550.54
Aggregate Net Losses/(Gains) - January 2024	306,836.64
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.51%
Prior Net Losses/(Gains) Ratio	0.45%
Second Prior Net Losses/(Gains) Ratio	0.63%
Third Prior Net Losses/(Gains) Ratio	0.44%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	5,753,797.86
Actual Overcollateralization	5,753,797.86
Weighted Average Contract Rate	5.71%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	51.24

Flow of Funds	$ Amount
Collections	31,345,844.30
Investment Earnings on Cash Accounts	26,611.22
Servicing Fee	(604,562.68)
Transfer to Collection Account	-
Available Funds	30,767,892.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,556,576.90
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	3,795,611.73
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,753,797.86
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,349,420.27

Total Distributions of Available Funds	30,767,892.84

Servicing Fee	604,562.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	658,226,485.31
Principal Paid	24,669,409.59
Note Balance @ 02/15/24	633,557,075.72

Class A-1
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-2a
Note Balance @ 01/16/24	165,072,251.70
Principal Paid	17,300,207.29
Note Balance @ 02/15/24	147,772,044.41
Note Factor @ 02/15/24	57.2227557%

Class A-2b
Note Balance @ 01/16/24	70,314,233.61
Principal Paid	7,369,202.30
Note Balance @ 02/15/24	62,945,031.31
Note Factor @ 02/15/24	57.2227557%

Class A-3
Note Balance @ 01/16/24	279,880,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	279,880,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-4
Note Balance @ 01/16/24	97,610,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	97,610,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	30,230,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	30,230,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	15,120,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	15,120,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,749,062.98
Total Principal Paid	24,669,409.59
Total Paid	27,418,472.57

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	712,561.89
Principal Paid	17,300,207.29
Total Paid to A-2a Holders	18,012,769.18

Class A-2b
SOFR Rate	5.34600%
Coupon	5.77600%
Interest Paid	338,445.84
Principal Paid	7,369,202.30
Total Paid to A-2b Holders	7,707,648.14

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7282465
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4826073
Total Distribution Amount	27.2108538

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.7593010
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.9927482
Total A-2a Distribution Amount	69.7520492

A-2b Interest Distribution Amount	3.0767804
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.9927482
Total A-2b Distribution Amount	70.0695286

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	153.86
Noteholders' Third Priority Principal Distributable Amount	612.90
Noteholders' Principal Distributable Amount	233.24

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	5,038,175.22
Investment Earnings	22,432.47
Investment Earnings Paid	(22,432.47)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,692,905.03	5,209,826.40	4,925,559.38
Number of Extensions	167	186	161
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.69%	0.63%